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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________

     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BDT Capital Partners, LLC
Address: 401 North Michigan Avenue, Suite 3100
         Chicago, Illinois 60611

Form 13F File Number: 28-14388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Bush
Title: Vice President, General Counsel & Secretary
Phone: 312-660-7300

Signature, Place, and Date of Signing:


/s/ William Bush                    Chicago, IL              August 15, 2011
--------------------------   ------------------------   ------------------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1

Form 13F Information Table Entry Total:                     5

Form 13F Information Table Value Total:              $130,720
                                                   ----------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------
1     28-14356               BDTCP GP I, LLC

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                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                    ---------------------
                                                                                                       VOTING AUTHORITY
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER             TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BERKSHIRE HATHAWAY INC DEL CL A           084670108   39,708       342  SH       DEFINED       1          342   0     0

GAP INC DEL                COM            364760108   40,535 2,239,500  SH       DEFINED       1    2,239,500   0     0

MOLEX INC                  CL A           608554200   35,463 1,651,000  SH       DEFINED       1    1,651,000   0     0

STEPAN CO                  COM            858586100   10,391   146,560  SH       DEFINED       1      146,560   0     0

WAL MART STORES INC        COM            931142103    4,623    87,000  SH       DEFINED       1       87,000   0     0